Schedule I - Condensed Financial Information of Parent, Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities [Abstract]
Net income (loss)	$ (107,036)	$ (8,067)	$ 9,606	$ 38,072	$ 75,158	$ 51,704	$ 54,050	$ 44,965	$ (67,425)	$ 225,877	$ 85,723
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Deferred income taxes									(4,296)	20,449	9,970
Fair value loss on marketable securities									13,025	0	0
Loss on modification and extinguishment of debt									1,862	9,590	2,474
Other									6,864	2,345	(322)
Changes in operating assets and liabilities [Abstract]
Other assets									3,073	(2,160)	(4,119)
Payable to related parties									(6,019)	5,615	2,378
Accrued and other liabilities									2,285	4,842	18,982
Net cash flows provided by (used in) operating activities									110,170	272,170	241,080
Cash Flows from Investing Activities [Abstract]
Purchase of marketable securities									0	(10,481)	(5,747)
Other									(536)	(2,059)	4,903
Net cash flows used in investing activities									93,795	481,386	(853,453)
Cash Flows from Financing Activities [Abstract]
Repayment of unsecured borrowings									(325,000)	0	0
Debt modification and extinguishment costs									(230)	(2,052)	301
Shares issued									0	0	19,624
Shares repurchased									(6,516)	(32,871)	0
Net cash flows (used in) provided by financing activities									(380,887)	(696,325)	436,733
Cash and cash equivalents at beginning of year				285,565				180,211	285,565	180,211
Cash and cash equivalents at end of year	132,097				285,565				132,097	285,565	180,211
Cash paid during the year for [Abstract]
Interest									101,100	126,659	126,648
Taxes									746	787	4,163
Fly Leasing Limited [Member]
Cash Flows from Operating Activities [Abstract]
Net income (loss)									(67,425)	225,877	85,723
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Equity earnings (loss) from subsidiaries									67,122	(219,720)	(90,175)
Deferred income taxes									145	(3,793)	(673)
Fair value loss on marketable securities									13,025	0	0
Amortization of debt discount and other									1,666	1,742	1,742
Loss on modification and extinguishment of debt									1,013	0	0
Other									28	10	2,185
Changes in operating assets and liabilities [Abstract]
Payable to subsidiaries									242,991	240,470	(104,303)
Other assets									172	(2,305)	(709)
Payable to related parties									(176)	94	506
Accrued and other liabilities									(7,716)	3,605	(477)
Net cash flows provided by (used in) operating activities									250,845	245,980	(106,181)
Cash Flows from Investing Activities [Abstract]
Capital contributions to subsidiaries									(14,587)	(46,601)	(8,986)
Distributions received from subsidiaries									353	0	25,792
Advances of notes receivable to subsidiaries									(189,761)	(271,084)	(265,311)
Repayment of notes receivable from subsidiaries									110,903	297,013	223,925
Purchase of marketable securities									0	(10,481)	(5,747)
Advances to subsidiaries, net									(1,344)	0	0
Other									625	4,242	3,103
Net cash flows used in investing activities									(93,811)	(26,911)	(27,224)
Cash Flows from Financing Activities [Abstract]
Advances from subsidiaries, net									21,139	0	0
Repayment of unsecured borrowings									(325,000)	0	0
Debt modification and extinguishment costs									(210)	0	0
Shares issued									0	0	19,624
Shares repurchased									(6,517)	(32,871)	0
Net cash flows (used in) provided by financing activities									(310,588)	(32,871)	19,624
Net (decrease) increase in cash and cash equivalents									(153,554)	186,198	(113,781)
Cash and cash equivalents at beginning of year				$ 229,431				$ 43,233	229,431	43,233	157,014
Cash and cash equivalents at end of year	$ 75,877				$ 229,431				75,877	229,431	43,233
Cash paid during the year for [Abstract]
Interest									39,139	36,469	36,425
Taxes									0	0	0
Noncash Investing Activities [Abstract]
Capital contribution to subsidiaries									52,112	142,246	7
Distributions from subsidiaries									80,671	213,312	3,386
Intercompany sale of subsidiaries									$ 60,598	$ 0	$ 39,605